Expense Example - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - Fidelity Advisor Diversified International Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Diversified International Fund - Class A
Expense Example:
1 year	$ 688
3 years	928
5 years	1,187
10 years	1,924
Fidelity Advisor Diversified International Fund - Class C
Expense Example:
1 year	296
3 years	606
5 years	1,042
10 years	2,059
Fidelity Advisor Diversified International Fund - Class M
Expense Example:
1 year	490
3 years	787
5 years	1,104
10 years	2,003
Fidelity Advisor Diversified International Fund - Class I
Expense Example:
1 year	95
3 years	296
5 years	515
10 years	1,143
Fidelity Advisor Diversified International Fund - Class Z
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	$ 954